Inventories	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories Explanatory [Abstract]
Disclosure of inventories [text block]
Note 11

Inventories

The composition of inventory at each period-end is as follows:

Type of inventory	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Raw material	7,287	6,764
Supplies for production	26,064	26,840
Products-in-progress	457,563	423,621
Finished product	492,424	456,449
Total	983,338	913,674

As of December 31, 2019 and 2018, the Company held caliche stockpiles, solutions in solar ponds and intermediary salts amounting ThUS$ 393,600 and ThUS$ 347,100, respectively (including products in progress).

As of December 31, 2019, bulk inventories recognized as part of products-in-progress and finished product amounted to US$ 104,295 and US$ 204,686, respectively.

As of December 31, 2019 and 2018, inventory allowances recognized, amounted to ThUS$ 88,174 and ThUS$ 105,282, respectively. For finished and in-process products, recognized allowances include the provision associated with the lower value of stock (considers lower realizable value, uncertain future use, reprocessing costs of off-specification products, etc.), provision for inventory differences and the provision for potential errors in the determination of inventories (e.g., errors in topography, grade, porosity, etc.), (see Note 3.13).

For raw materials, supplies, materials and parts, the lower value provision was associated to the proportion of obsolete, defective or slow-moving materials and potential differences.

The breakdown of inventory allowances is detailed as follows:

Type of inventory	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Raw material and supplies for production	2,488	1,838
Products-in-progress	71,468	82,673
Finished product	14,218	20,771
Total	88,174	105,282

The Company has not pledged inventory as collateral for the periods indicated above.

As of December 31, 2019 and
December 31, 2018,
movements in provisions are detailed as follows:

Conciliation	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
Beginning balance	105,282	96,284	81,295
Increase (decrease) in lower value provision (1)	(6,987)	7,845	19,515
Increase (decrease) in provision relating to differences of inventory (2)	(123)	3,176	573
Increase / decrease in provision relating to eventual differences and others (3)	(6,262)	2,436	(178)
Provision used	(3,736)	(4,459)	(4,921)
Total changes	(17,108)	8,998	14,989
Final balance	88,174	105,282	96,284

(1)	There are three types of Lower Value Provisions: (a) Economic Realizable Lower Value, (b) Potential Inventory with Uncertain Future Use and (c) Reprocessing Costs of Off-Specification Products.

(2)
Provisions for Inventory Differences generated when physical differences are detected when taking inventory, which exceed the tolerance levels for this process, At least two annual inventories are taken in the production sites and in the port in Chile (“zero sum” systems have immediate potential adjustments).

(3)
This algorithm corresponds to the provision of diverse percentages based on the complexity in the measurement and rotation of stock, as well as standard differences based on previous results, as is the case with provisions relating to Commercial Offices.